Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not make stock option awards to our executive officers or directors. To the extent the Board and/or the Compensation Committee chooses to make stock option awards to executive officers or directors in the future, the Board and/or the Compensation Committee will not seek to time stock option grants to take advantage of material non-public information (“MNPI”), either positive or negative, about the Company which has not been publicly disseminated. We have not timed the disclosure of MNPI for the purpose of affecting the value of executive or director compensation.
Award Timing Method	We do not make stock option awards to our executive officers or directors. To the extent the Board and/or the Compensation Committee chooses to make stock option awards to executive officers or directors in the future, the Board and/or the Compensation Committee will not seek to time stock option grants to take advantage of material non-public information (“MNPI”), either positive or negative, about the Company which has not been publicly disseminated. We have not timed the disclosure of MNPI for the purpose of affecting the value of executive or director compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	the Board and/or the Compensation Committee will not seek to time stock option grants to take advantage of material non-public information (“MNPI”), either positive or negative, about the Company which has not been publicly disseminated.
MNPI Disclosure Timed for Compensation Value	false